UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						6 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Operating cost	$ 409,464			$ 253,954				$ 424,882	$ 1,361,983	$ 795,516	$ 1,385,573
Loss from operations	(409,464)			(253,954)				(424,882)	(1,361,983)	(795,516)	(1,385,573)
Other (expense) income:
Interest earned on investments held in Trust Account	225,727			541,215				10,928	1,991,307	777,810	1,739,145
Accrued interest on Promissory Notes	(704,965)								(1,616,132)
Total other (expense) income, net	(479,238)			541,215				10,928	375,175	777,810	1,739,145
(Loss) Income before provision for income taxes	(888,702)			287,261				(413,954)	(986,808)	(17,706)	353,572
Provision for income taxes	(40,052)			(103,155)					(395,976)	(115,308)	(316,711)
Net (loss) income	$ (928,754)	$ (959,222)	$ 505,192	$ 184,106	$ (130,227)	$ (186,893)		$ (413,954)	$ (1,382,784)	$ (133,014)	$ 36,861
Common stock, redeemable shares
Other (expense) income:
Basic weighted average shares outstanding	8,175,512			11,500,000				3,568,966	8,175,512	11,500,000	11,500,000
Diluted weighted average shares outstanding	8,175,512			11,500,000				3,568,966	8,175,512	11,500,000	11,500,000
Basic (loss) income per share	$ (0.08)			$ 0.01				$ (0.07)	$ (0.12)	$ (0.01)	$ 0.00
Diluted (loss) income per share	$ (0.08)			$ 0.01				$ (0.07)	$ (0.12)	$ (0.01)	$ 0.00
Common stock, non-redeemable shares
Other (expense) income:
Basic weighted average shares outstanding	3,550,000			3,550,000				2,588,793	3,550,000	3,550,000	3,550,000
Diluted weighted average shares outstanding	3,550,000			3,550,000			3,550,000	2,588,793	3,550,000	3,550,000	3,550,000
Basic (loss) income per share	$ (0.08)			$ 0.01				$ (0.07)	$ (0.12)	$ (0.01)	$ 0.00
Diluted (loss) income per share	$ (0.08)			$ 0.01			$ (0.01)	$ (0.07)	$ (0.12)	$ (0.01)	$ 0.00